Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

Dividends

Pursuant to a Board of Director’s resolution dated February 21, 2011, the Company declared a dividend of approximately RMB270,314,000 (US$41,200,000) which is to be paid out of 2010’s net distributable profits to the shareholders as of record on March 18, 2011. The dividends were paid on March 30 and April 8, 2011, respectively.

Investment commitment

In April 2011, the Company entered into a commitment to invest RMB958,800,000 in a privately held insurance company.